Accounts Receivable, Net - Movement of the allowance for doubtful accounts (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Movement of the allowance for credit losses
Balance as of January 1,	¥ 118,301	$ 18,130	¥ 78,178	¥ 65,454
Additional allowance for credit losses, net of recoveries	80,878	12,395	43,853	21,967
Write-off	(4,725)	(724)	(3,730)	(9,243)
Balance as of December 31,	¥ 194,454	$ 29,801	¥ 118,301	¥ 78,178